OPERATING SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
OPERATING SEGMENT INFORMATION
INFORMATION BY BUSINESS SEGMENT

NOTE 41 - OPERATING SEGMENT INFORMATION

The company's business segments disclosed separately are:

I.Generation, whose activities consist of the generation of electric energy and the sale of energy to distribution companies and to free consumers, and commercialization;

II.Transmission, whose activities consist of the transmission of electric energy; and

III.Administration, whose activities mainly represent the cash management of all Eletrobras Companies, the management of the compulsory loan and the business management in SPEs, whose monitoring and management is done in a different way from corporate investments.

The consolidated information by business segment, corresponding to December 31, 2020, 2019 and 2018, is as follows:

	12/31/2020
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	305,324	18,708,084	10,438,928	(371,823)	29,080,513
Operating expenses	(9,238,319)	(12,832,172)	(4,672,928)	371,823	(26,371,596)
Periodic tariff revenue	—	—	4,228,338	—	4,228,338
Operating Profit (Loss) Before Financial Result	(8,932,995)	5,875,912	9,994,338	—	6,937,225
Financial result					(1,671,646)
Result of Equity Method Investments					1,670,903
Other Revenue and Expenditure					16,134
Current and deferred income tax and social contribution					(565,333)
Net Income for the Year					6,387,313

	12/31/2019 (*)
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	194,692	19,833,995	9,401,275	(387,833)	29,042,129
Operating expenses	(2,853,044)	(13,221,471)	(4,754,661)	387,833	(20,441,343)
Operating Profit (Loss) Before Financial Result	(2,658,352)	6,612,524	4,646,614	—	8,600,786
Financial result					(2,448,786)
Result of Equity Method Investments					1,041,071
Other Revenue and Expenditure					24,715
Current and deferred income tax and social contribution					630,659
Net Income for the Year					7,848,445

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

	12/31/2018 (*)
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	261,355	17,433,979	9,625,622	(1,106,103)	26,214,853
Operating expenses	2,225,539	(3,885,030)	(5,821,076)	(2,371,439)	(9,852,006)
Operating Profit (Loss) Before Financial Result	(2,177,926)	13,548,949	3,804,546	(3,477,542)	16,362,847
Financial result					(447,468)
Result of Equity Method Investments					1,304,023
Current and deferred income tax and social contributions					(2,562,934)
Net Income for the Year					14,656,468

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

The elimination column shows the adjustments that occurred between the Company's segments, reconciling the balances disclosed by each segment. There are no reconciliations arising from differences in accounting policy.

Gross revenue of generation and transmission, after eliminations of intersegment revenues

	12/31/2020			12/31/2019 (*)			12/31/2018
	Generation	Transmission	Total	Generation	Transmission	Total	Generation	Transmission	Total
Power supply for distribution companies	14,425,819	—	14,425,819	15,870,784	—	15,870,784	13,268,869	—	13,268,869
Power supply for end consumers	2,661,499	—	2,661,499	2,282,200	—	2,282,200	2,319,857	—	2,319,857
Short-Term Electric Power	1,176,156	—	1,176,156	1,353,218	—	1,353,218	1,296,526	—	1,296,526
Revenue from operation and maintenance of renewed concessions	3,982,409	5,443,107	9,425,516	3,549,019	4,927,283	8,476,302	2,708,451	4,083,956	6,792,407
Revenue from construction of renewed plants	37,800	778,202	816,002	49,353	747,897	797,250	34,295	678,408	712,703
Financial effect of Itaipu	(13,566)	—	(13,566)	269,432	—	269,432	511,079	—	511,079
Contractual revenue	—	6,026,214	6,026,214	—	5,857,486	5,857,486	—	643,208	643,208
Total Gross Revenues	22,270,117	12,247,523	34,517,640	23,374,006	11,532,666	34,906,672	20,139,077	9,867,832	30,006,909

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

Intersegment Revenue

	12/31/2020			12/31/2019 (*)			12/31/2018
	Administration	Generation	Total	Administration	Generation	Total	Administration	Generation	Total
Power supply (sale) for the generation segment	—	349,505	349,505	—	349,374	349,374	—	362,969	362,969
Generation segment interest income	173,163	—	173,163	877,512	—	877,512	621,543	—	621,543
Transmission segment interest income	361,959	—	361,959	373,220	—	373,220	413,178	—	413,178
Total	535,122	349,505	884,627	1,250,732	349,374	1,600,106	1,034,721	362,969	1,397,690

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

Non-current assets by segment

	12/31/2020
	Administration	Generation	Transmission	Total
Fixed Assets	1,555,229	31,107,683	—	32,662,912
Intangible Assets	354,540	294,318	2,092	650,950
Total	1,909,769	31,402,001	2,092	33,313,862

	12/31/2019
	Administration	Generation	Transmission	Total
Fixed Assets	1,545,786	31,770,088	—	33,315,874
Intangible Assets	553,008	99,941	2,092	655,041
Total	2,098,794	31,870,029	2,092	33,970,915

	12/31/2018
	Administration	Generation	Transmission	Total
Fixed Assets	1,468,494	30,901,898	—	32,370,392
Intangible Assets	564,732	68,990	15,929	649,651
Total	2,033,226	30,970,888	15,929	33,020,043

Items that do not affect cash by segment

	12/31/2020
	Administration	Generation	Transmission	Total
Depreciation and amortization	105,866	1,757,003	—	1,862,869
Constitution (Reversal) of Onerous Contract	—	93,112	(4,059)	89,053
Impairment	(62,498)	(379,166)	—	(441,664)
Total	43,368	1,470,949	(4,059)	1,510,258

	12/31/2019
	Administration	Generation	Total
Depreciation and amortization	251,545	1,555,884	1,807,429
Constitution (Reversal) of Onerous Contract	—	179,003	179,003
Impairment	—	121,581	121,581
Total	251,545	1,856,468	2,108,013

	12/31/2018
	Administration	Generation	Transmission	Total
Depreciation and amortization	160,123	1,541,867	—	1,701,990
Constitution (Reversal) of Onerous Contract	—	(1,353,849)	—	(1,353,849)
Impairment	(42,634)	(6,458,393)	(45,021)	(6,546,048)
Total	117,489	(6,270,375)	(45,021)	(6,197,907)

Accounting policy

Operating segments of a Company are defined as components that:

a) carry out activities from which they can earn income and incur expenses;

b) whose operating results are regularly reviewed by Management to make decisions about the resources to be allocated to the segments and to evaluate their performance; and

c) for which financial information is available.

When calculating segmented results, transactions with third parties, including jointly controlled and associated companies, and transfers between segments are considered. Transactions between operating segments are determined by prices and conditions defined between the parties, which take into account the terms applied to transactions with unrelated parties, and these transactions are eliminated, outside the operating segments, for the purpose of reconciling the segmented information with the company's consolidated financial statements.